Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Apr. 30, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	RADVIEW SOFTWARE LTD
Entity Central Index Key	0001114999
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	76,904,662	76,904,662
Preferred Stock, Shares Outstanding	81,666,668	81,666,668
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes